Other (Loss) Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Tax indemnification guarantee liability	$ (50,000)	$ 0	$ 0
Write-off of contingent consideration	0	36,630	0
Contingent liability	(4,500)	(61,862)	0
Gain on sale / (write-down) of cost-accounted investment	1,250	(19,000)	0
Miscellaneous (loss) income	(731)	5,219	1,566
Other (loss) income	$ (53,981)	$ (39,013)	$ 1,566